Other income and expenses - net (Tables)	12 Months Ended
Dec. 31, 2023
Other income and expenses - net
Disclosure of discontinued operations

December 28, 2023
Leasehold improvements and equipment	616
Right-of-use assets	118
Inventories	65
Trade and other receivables	190
Cash and cash equivalents	642
Borrowings	(40)
Trade and other liabilities	(274)
Lease liabilities	(123)
Aggregated closing balance	1,194